Share Capital (Details) - Schedule of the Fair Value of Underwriters Warrants - Option pricing model [member]	9 Months Ended
Jul. 31, 2024
Schedule of the Fair Value of Underwriters Warrants [Line Items]
Risk-free interest rate	1.43%
Expected life (in years)	5
Expected volatility	150.00%